Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Property and Equipment [Abstract]
General installations	$ 1,252,364	$ 1,399,745
Office and computer equipment	284,934	325,863
Furniture & fixtures	426,682	475,367
Property and equipment net	$ 1,963,980	$ 2,200,975